Financial instruments - additional disclosures (Details 3) - Contract or underlying principal amout [member] - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement [line items]
Derivative financial instruments	$ 15,539	$ 10,353
EUR
Disclosure of fair value measurement [line items]
Derivative financial instruments	2,829	1,173
USD
Disclosure of fair value measurement [line items]
Derivative financial instruments	1,168	1,727
Others
Disclosure of fair value measurement [line items]
Derivative financial instruments	11,542	7,453
Derivative financial instruments, at fair value currency related [member]
Disclosure of fair value measurement [line items]
Derivative financial instruments, forward foreign exchange rate contracts	15,332	10,194
Derivative financial instruments, commodity purchase contract	207	159
Derivative financial instruments, at fair value currency related [member] | EUR
Disclosure of fair value measurement [line items]
Derivative financial instruments, forward foreign exchange rate contracts	2,648	1,024
Derivative financial instruments, commodity purchase contract	181	149
Derivative financial instruments, at fair value currency related [member] | USD
Disclosure of fair value measurement [line items]
Derivative financial instruments, forward foreign exchange rate contracts	1,157	1,717
Derivative financial instruments, commodity purchase contract	11	10
Derivative financial instruments, at fair value currency related [member] | Others
Disclosure of fair value measurement [line items]
Derivative financial instruments, forward foreign exchange rate contracts	11,527	$ 7,453
Derivative financial instruments, commodity purchase contract	$ 15